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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06590
Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-CE-VMINC-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—144.00%
Alabama—2.36%
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$1,600	$1,775,984
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	3,855	5,226,725
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	900	995,472

				7,998,181

Alaska—0.57%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	1,695	1,924,537

Arizona—1.83%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (a)	5.00%	03/01/41	930	992,729
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	1,495	1,636,711
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	450	473,967
Series 2010, RB	5.13%	05/15/40	450	473,697
University of Arizona; Series 2003 B, COP (INS-AMBAC) (a)(c)(d)	5.00%	06/01/13	2,500	2,618,400

				6,195,504

California—34.15%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	1,475	1,632,294
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/35	1,655	503,285
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(b)	4.50%	10/01/37	20,000	20,643,200
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	1,170	693,611
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	2,275	1,017,016
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	3,050	3,567,768
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	2,150	2,325,526
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	1,000	1,063,120
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	2,255	2,443,405
California (State of);
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,060	1,142,298
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	1,060	1,191,090
California Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(d)	5.00%	01/01/28	4,500	6,101,235
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(c)(d)	5.00%	01/01/28	10,000	13,558,300
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(e)	0.00%	08/01/29	585	266,403
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	1,995	2,308,394
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	3,065	1,183,918
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (a)(f)	6.00%	05/15/18	9,000	11,157,750
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	850	933,215
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (INS-NATL) (a)(b)	5.00%	07/01/25	5,000	5,857,500
Series 2012 A, Water System RB (b)	5.00%	07/01/43	2,790	3,134,091
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (c)(d)	5.00%	09/01/14	3,000	3,316,290
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/34	$1,665	$535,331
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(e)	0.00%	08/01/29	1,845	811,800
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	1,320	627,317
Oakland (Port of);
Series 2002 L, RB (c)(d)(f)	5.00%	11/01/12	110	112,127
Series 2002 L, RB (INS-NATL) (a)(f)	5.00%	11/01/21	890	901,882
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/34	3,825	1,167,696
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/35	4,120	1,184,170
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/36	300	81,132
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	3,925	1,892,046
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	4,245	1,702,203
Regents of the University of California;
Series 2003 B, General RB (INS-AMBAC) (a)	5.00%	05/15/22	2,000	2,085,020
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	3,310	3,481,127
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	2,690	2,806,504
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL) (a)	5.00%	12/01/36	3,000	3,333,810
San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	5,000	5,296,550
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)(g)	3.50%	05/31/13	2,100	2,102,541
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/33	11,350	3,731,653

				115,892,618

Colorado—1.35%
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,350	1,512,243
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	3,000	3,085,980

				4,598,223

Connecticut—0.50%
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/25	1,525	1,687,153

District of Columbia—3.29%
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	1,350	1,526,661
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	2,055,440
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	1,000	1,124,320
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	1,000	1,119,620
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	2,000	2,229,180
Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	2,540	3,103,372

				11,158,593

Florida—10.45%
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/41	1,855	2,049,163
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	2,600	2,804,776
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,550	1,648,363
Martin (County of) Health Facilities (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/32	2,250	2,340,585
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,155,730
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	$1,525	$1,670,744
Miami-Dade (County of) School Board; Series 2003 D, COP (c)(d)	5.00%	08/01/13	10,000	10,335,700
Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	2,000	2,200,700
Orange (County of); Series 2012 B, Ref. Sales Tax RB	5.00%	01/01/31	3,360	3,833,357
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,500	1,832,925
Series 2011, Ref. RB (b)	5.00%	10/01/31	1,395	1,589,519
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	1,000	1,110,460
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	2,670	2,882,932

				35,454,954

Georgia—3.78%
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,000	5,301,850
Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	2,000	2,193,360
Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	2,000	2,162,520
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	1,390	1,555,035
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	540	567,081
Series 2012 A, RB	5.25%	10/01/27	975	1,056,451

				12,836,297

Idaho—1.59%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	2,250	2,453,513
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	2,500	2,946,525

				5,400,038

Illinois—11.22%
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/25	5,000	5,505,350
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	480	527,669
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	1,210	1,322,881
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	5,000	5,639,500
Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(h)	5.00%	01/01/37	7,460	7,818,677
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,400	1,545,082
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	1,175	1,294,004
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	1,595	1,846,037
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	2,000	2,017,180
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS-NATL) (a)	5.25%	06/15/42	5,000	5,065,750
Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)(e)	0.00%	06/15/18	3,000	3,367,080
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,830	2,112,003

				38,061,213

Iowa—1.36%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/25	2,225	2,640,296
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa—(continued)
Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/26	$1,665	$1,963,684

				4,603,980

Kansas—0.69%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	755	876,147
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	1,295	1,466,290

				2,342,437

Kentucky—0.68%
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	2,000	2,296,680

Louisiana—1.95%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	2,000	2,255,260
Lafayette (City of); Series 2004, Utilities RB (INS-NATL) (a)	5.25%	11/01/25	4,000	4,360,120

				6,615,380

Massachusetts—3.71%
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	7,925	9,541,066
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	2,565	3,059,737

				12,600,803

Michigan—0.55%
Wayne State University Board of Governors;
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	760	839,162
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	930	1,018,117

				1,857,279

Missouri—1.27%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	370	445,909
Series 2011 A, Ref. RB	5.50%	09/01/25	650	775,860
Series 2011 A, Ref. RB	5.50%	09/01/27	430	506,437
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/26	2,500	2,599,125

				4,327,331

Montana—0.31%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	895	1,035,613

Nebraska—1.16%
Nebraska (State of) Public Power District; Series 2003 A, RB (c)(d)	5.00%	07/01/13	3,760	3,953,715

Nevada—3.50%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	2,000	2,209,560
Las Vegas (City of) Valley Water District; Series 2003 A, Ref. & Improvement Limited Tax GO Bonds (c)(d)	5.25%	12/01/12	5,080	5,208,981
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	4,000	4,467,240

				11,885,781

See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—3.28%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	$880	$967,358
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	1,465	1,841,153
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 C, Transportation System RB (INS-NATL) (a)	5.25%	06/15/20	4,000	4,395,960
Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(e)	0.00%	12/15/26	7,155	3,940,616

				11,145,087

New York—4.72%
Long Island Power Authority;
Series 2003 C, Electric System General RB (INS-AGM) (a)	5.00%	09/01/28	3,000	3,111,420
Series 2011 A, Electric System General RB (INS-AGM) (a)	5.00%	05/01/36	2,230	2,463,570
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	1,300	1,432,145
New York (City of) Transitional Finance Authority; Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	3,720	4,201,814
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	750	950,708
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	1,150	1,463,536
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	2,040	2,389,860

				16,013,053

North Carolina—0.32%
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	1,000	1,082,190

Ohio—1.65%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	1,480	1,585,716
Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(e)	0.00%	11/15/26	2,270	1,231,611
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(e)	0.00%	11/15/28	1,720	834,338
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	900	984,267
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(g)	5.88%	06/01/16	850	961,597

				5,597,529

Pennsylvania—3.61%
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(f)	5.00%	11/01/37	2,000	2,071,940
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (d)(g)	3.70%	05/01/15	1,800	1,897,092
Philadelphia (City of);
Series 1998, Ref. Water & Wastewater RB (INS-AMBAC) (a)	5.25%	12/15/14	5,000	5,553,950
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	875	1,003,511
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,710,810

				12,237,303

Puerto Rico—1.99%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,025	1,032,626
Series 2012 A, Sr. Lien RB	5.25%	07/01/42	705	710,182
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	565	610,454
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/42	2,200	2,226,862
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	2,050	2,177,735

				6,757,859

See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—3.19%
Rhode Island Depositors Economic Protection Corp.; Series 1993 B, Ref. Special Obligation RB (c)	6.00%	08/01/17	$10,000	$10,837,900

South Carolina—5.97%
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	3,330	3,907,189
South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (INS-NATL) (a)	5.25%	02/15/25	1,500	1,610,055
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS-NATL) (a)	5.00%	01/01/36	4,000	4,384,560
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (b)(c)	5.00%	01/01/27	10,000	10,351,000

				20,252,804

Tennessee—0.38%
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (a)	5.25%	11/01/30	1,115	1,291,192

Texas—17.19%
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.);
Series 1998, RB (INS-AGM) (a)	5.50%	01/01/16	3,020	3,289,082
Series 1998, RB (INS-AGM) (a)	5.50%	01/01/17	5,075	5,608,687
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	900	979,479
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (a)(f)	5.38%	11/01/22	9,000	9,456,750
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	1,000	1,128,950
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/41	3,000	3,357,000
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	2,160	2,464,214
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(e)	0.00%	09/01/26	3,975	2,098,045
Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	5,435	5,905,888
Houston Community College System;
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	1,175	1,324,624
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	330	369,277
Lower Colorado River Authority;
Series 2001, Ref. RB (INS-AGM) (a)	5.00%	05/15/26	965	966,612
Series 2002, Ref. & Improvement RB (c)(d)	5.00%	05/15/13	205	214,238
Series 2002, Ref. & Improvement RB (INS-NATL) (a)	5.00%	05/15/31	8,115	8,243,217
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/28	8,200	4,114,268
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/31	1,775	752,032
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,010	1,110,970
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,110	1,210,444
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier RB (INS-AMBAC) (a)	5.50%	08/15/39	4,000	4,013,640
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	1,510	1,732,876

				58,340,293

Utah—3.05%
Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS-AGM) (a)	5.00%	07/01/21	5,000	5,210,750
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	4,640	5,152,581

				10,363,331

See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—1.91%
Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (a)	5.25%	07/15/22	$3,000	$3,511,080
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	1,000	1,081,010
Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB (c)(d)	5.00%	07/01/20	15	18,982
Series 2005 B, Hospital RB (INS-AGM)	5.00%	07/01/38	985	1,064,076
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.50%	01/01/42	780	820,022

				6,495,170

Washington—7.48%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	6,000	6,351,000
Seattle (City of); Series 2003, Ref. Water System RB (c)(d)	5.00%	09/01/13	2,870	3,040,105
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	1,180	1,351,466
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (c)(d)	5.13%	06/01/15	2,500	2,847,875
Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(e)	0.00%	12/01/29	4,300	2,336,921
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	3,895	4,618,574
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	4,095	4,843,812

				25,389,753

West Virginia—1.47%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (g)	5.38%	12/01/38	1,800	1,957,248
West Virginia (State of) Water Development Authority (Loan Program II); Series 2003 B, Ref. RB (INS-AMBAC) (a)	5.25%	11/01/23	2,900	3,034,850

				4,992,098

Wisconsin—1.52%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	2,250	2,357,348
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,335	2,793,337

				5,150,685

TOTAL INVESTMENTS(i)—144.00% (Cost $444,367,700)				488,672,557

OTHER ASSETS LESS LIABILITIES—1.08%				3,668,456

Floating Rate Note Obligations—(24.10)%
Notes with interest rates ranging from 0.14% to 0.33% at 05/31/2012 and contractual maturities of collateral ranging from 06/01/25 to 07/01/43 (See Note 1D)(j)				(81,775,000)

PREFERRED SHARES—(20.98)%				(71,200,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$339,366,013

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

Conv.	—	Convertible

COP	—	Certificates of Participation

FHA	—	Federal Housing Administration

FTA	—	Federal Transit Administration

GO	—	General Obligation
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

INS	—	Insurer

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

RAB	—	Revenue Anticipation Bonds

RB	—	Revenue Bonds

Ref.	—	Refunding

Sec.	—	Secured

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Zero coupon bond issued at a discount.

(f)	Security subject to the alternative minimum tax.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,590,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Assured Guaranty Municipal Corp.	24.0%

National Public Finance Guarantee Corp.	21.6

Assured Guaranty Corp.	6.3

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $144,547,816 are held by Dealer Trusts and serve as collateral for the $81,775,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations — (continued)

and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Value Municipal Income Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$488,672,557	$—	$488,672,557

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $36,821,108 and $37,974,384, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,024,969

Aggregate unrealized (depreciation) of investment securities	(15,218)

Net unrealized appreciation of investment securities	$44,009,751

Cost of investments for tax purposes is $444,662,806.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which Invesco Value Municipal Bond Trust, Invesco Value Municipal Securities and Invesco Value Municipal Trust (each a “Target Trust”) would merge with and into the Trust in accordance with the Delaware Statuary Trust Act (the “Merger”). As a result of the merger, all of the assets and liabilities of each Trust will become assets and liabilities of the Trust and each Target Trust’s shareholders will become shareholders of the Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”).VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.